Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	¥ 18,532
2027	14,474
2028	1,077
Total operating lease payments (undiscounted)	34,083
Less: Imputed interest	(1,842)
Total operating lease liabilities (discounted)	¥ 32,241	¥ 40,825